UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Sagamore Hill Capital Management LLC
Address:         1 Manhattanville Road
                 Purchase, NY 10577


Form 13F File Number: 28-06157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hanratty
Title:  Chief Compliance Officer
Phone:  914-460-4099


Signature, Place, and Date of Signing:

     /s/ John Hanratty              Purchase, NY              February 12, 2007
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 8,847
                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.     Form 13F File Number     Name

-----------------------------------------------------------------------------------------------------------------------------
     ISSUER             CDesc          CUSIP         Value       SHARES           SH     PUT_CALL     INVSTMT    OTHER_MGRS
-----------------------------------------------------------------------------------------------------------------------------
Orbcomm Inc            EQUITIES       68555p100      8,847     1,003,047          SH
-----------------------------------------------------------------------------------------------------------------------------